Trade receivables and other current assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Trade receivables and other current assets
Trade receivables	$ 30,226	$ 31,743
Deposits and prepayments	4,194	4,648
VAT refundable	8,061	7,079
Other receivables	89	53
Total	$ 42,570	$ 43,523